30. EMPLOYEE BENEFITS (Details 2) - Benefits of Pension Plans [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Rollforward of present value of obligation
Present value of obligations at the beginning of the year	R$ 3,581,460	R$ 3,087,433	R$ 3,077,849
Cost of service	968	1,093	1,169
Interest cost	236,551	283,487	304,132
Participant contributions made in the period	1,998	2,126
Benefits paid	(278,960)	(269,995)	(280,493)
Actuarial loss/(gain)	103,805	477,316	(15,224)
Present value of obligations at the end of the year	R$ 3,645,822	R$ 3,581,460	R$ 3,087,433